S000030386 [Member] Expense Example, No Redemption - Ashmore Emerging Markets Corporate Income Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 105
Expense Example, No Redemption, 3 Years	491
Expense Example, No Redemption, 5 Years	903
Expense Example, No Redemption, 10 Years	2,053
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	525
Expense Example, No Redemption, 3 Years	944
Expense Example, No Redemption, 5 Years	1,387
Expense Example, No Redemption, 10 Years	2,616
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	795
Expense Example, No Redemption, 5 Years	1,411
Expense Example, No Redemption, 10 Years	$ 2,890